Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Sep. 24, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Textual)
Acquisition legal fees		$ 3,873,280	$ 3,442,381
Number of shares purchased	4,500,000
Underwriting discount Paid	$ 6,900,000		$ 6,900,000
Sale per price	$ 0.20
Over-Allotment Option [Member]
Commitments and Contingencies (Textual)
Number of shares purchased		4,500,000
Underwriting discount Paid	$ 4,500,000
Sale per price	$ 10.00
Public Offering Price Member [Member]
Commitments and Contingencies (Textual)
Sale per price	$ 0.35
Additional fee	$ 12,075,000